Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: March 10, 2023

Payment Date	3/15/2023
Collection Period Start	2/1/2023
Collection Period End	2/28/2023
Interest Period Start	2/15/2023
Interest Period End	3/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$81,278,899.71	$14,837,593.62	$66,441,306.09	0.150661	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$244,762,899.71	$14,837,593.62	$229,925,306.09

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$248,154,110.30	$233,316,516.68	0.172001
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$248,154,110.30	$233,316,516.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$81,278,899.71	1.60000%	30/360	$108,371.87
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$244,762,899.71			$342,984.76

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$248,154,110.30	$233,316,516.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$248,154,110.30	$233,316,516.68
Number of Receivable Outstanding	29,666	28,883
Weight Average Contract Rate	4.61%	4.62%
Weighted Average Remaining Term (months)	26	25

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$926,915.52
Principal Collections	$14,792,078.02
Liquidation Proceeds	$64,496.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,783,489.96
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,783,489.96

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$206,795.09	$206,795.09	$—	$—	$15,576,694.87
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,576,694.87
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,576,694.87
Interest - Class A-3 Notes	$108,371.87	$108,371.87	$—	$—	$15,468,323.00
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$15,301,533.25
First Allocation of Principal	$—	$—	$—	$—	$15,301,533.25
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$15,281,298.79
Second Allocation of Principal	$—	$—	$—	$—	$15,281,298.79
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$15,258,916.54
Third Allocation of Principal	$—	$—	$—	$—	$15,258,916.54
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$15,233,710.11
Fourth Allocation of Principal	$11,446,383.03	$11,446,383.03	$—	$—	$3,787,327.08
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,787,327.08
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$396,116.49
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$396,116.49
Remaining Funds to Certificates	$396,116.49	$396,116.49	$—	$—	$—
Total	$15,783,489.96	$15,783,489.96	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$248,154,110.30	$233,316,516.68
Note Balance	$244,762,899.71	$229,925,306.09
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	5	$45,515.60
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	74	$64,496.42
Monthly Net Losses (Liquidation Proceeds)			$(18,980.82)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.17)%
Second Preceding Collection Period			0.15%
Preceding Collection Period			(0.02)%
Current Collection Period			(0.09)%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$1,420,793.87
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.38%	74	$883,499.28
60-89 Days Delinquent	0.08%	20	$185,885.07
90-119 Days Delinquent	0.03%	6	$73,834.58
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.49%	100	$1,143,218.93

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		3	$37,774.78

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		26	$259,719.65
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.17%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.14	0.06%	12	0.04%